Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Accounts receivable, net
Accounts receivable	$ 54,568	¥ 366,214		¥ 337,567
Less: Allowance for doubtful accounts	(24,502)	(164,434)	$ (19,064)	(127,940)	¥ (117,602)	¥ (100,894)
Total accounts receivable, net	30,066	201,780		209,627
Accounts receivable, current portion	14,442	96,923		107,818
Accounts receivable, non-current portion	15,624	104,857		101,809
Cord blood processing fees
Accounts receivable, net
Accounts receivable, current portion	10,150	68,113		71,476
Cord blood storage fees
Accounts receivable, net
Accounts receivable, current portion	4,092	27,465		35,001
Fees derived from the provision of donated cord blood for transplantation and research and others
Accounts receivable, net
Accounts receivable, current portion	$ 200	¥ 1,345		¥ 1,341